Document and Entity Information	Nov. 05, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000105319
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	WW INTERNATIONAL, INC.
Entity File Number	001-16769
Entity Tax Identification Number	11-6040273
Entity Address, Address Line One	18 West 18th Street
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(212)
Local Phone Number	589-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	WW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
VA
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	VA